Investments	12 Months Ended
Dec. 31, 2021
Investments
Investments

12.  Investments

	December 31,
	2020	2021
	US$	US$

Equity investments accounted for using the equity method (i)	832,143	850,557
Equity investments with readily determinable fair values (ii)	184,968	25,480
Equity investments without readily determinable fair values (iii)	221,243	146,418
Available-for-sale debt investment (iv)	1,000	—

Total	1,239,354	1,022,455
(i)	Investments have been accounted for under the equity method where the Group has significant influence on these investees and the investments are considered as in-substance common shares.

In 2020 and 2021, the Group acquired minority stakes in a number of privately-held entities with total consideration of US$87,212 and US$56,336, respectively. Increase in the amounts of investments in 2020 was mainly attributable to the Group’s investment in Huya. On April 3, 2020, Huya ceased to be a subsidiary of the Company and the Company deconsolidated its related interest and recognized its investment in Huya as an equity method investment (Note 3(b)). The Company further disposed of certain equity interest in Huya in August 2020 (Note 1(a)) and also deem-disposed of certain interest of Huya’s equity interest as a result of the vesting of Huya’s share-based awards, resulting in a net gain from the disposal and deemed disposal of approximately US$258,564 in 2020 and a net loss from the deemed disposal of approximately US$5,450 in 2021.

12.  Investments (continued)

The following tables set forth the summarized financial information of the Group’s equity method investments:

	December 31,
	2020	2021
	US$	US$

Current assets	1,948,075	2,223,447
Non-current assets	302,915	552,085
Current liabilities	447,148	601,688
Non-current liabilities	42,817	39,719

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Revenues	110,099	1,405,623	2,082,821
Gross profit	91,040	386,810	466,970
Net income (loss)	31,970	23,563	(81,953)
Net income (loss) attributable to the investees	31,972	23,563	(81,953)

(ii)	The Group does not have the ability to exercise significant influence over these investments. Therefore, it has been precluded from applying the equity method of accounting.

In 2020, the Group reclassified equity investments without readily determinable fair values of US$142,526, including fair value gain of US$115,137 for the year ended December 31, 2020,to equity investments with readily determinable fair values since quoted prices of the investees from active markets could be observed as these investees became listed in 2020.

In 2020, the Group partially disposed of an investment with readily determinable fair values for a cash consideration of US$2,406. In 2021, the Group disposed or partially disposed of certain investments with readily determinable fair values for a cash consideration of US$128,263.

In 2019, 2020 and 2021, fair value loss of US$3,060, fair value gain of US$144,634 and fair value loss of US$32,773 related to investments with readily determinable fair values were recognized in the consolidated statements of comprehensive income (Note 29), respectively.

(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.

In 2020 and 2021, the Group acquired minority preferred shares or ordinary shares of a number of privately-held entities with total consideration of US$94,545 and US$38,806, respectively. The ownership interests were less than 20% of the investees’ total equities or the ownership interests redeemable upon condition. These equity investments are not considered as debt securities or equity securities that have readily determinable fair values. Accordingly the Company elected to account for these investments at cost less impairments, adjusted by observable price changes.

In 2019, the Group completed the acquisition of the remaining 68.3% of equity interests in Bigo and Bigo became a wholly owned subsidiary of the Group. Therefore, the previously held 31.7% of equity interests in Bigo, which was classified as equity investments without readily determinable fair value, was derecognized. Please refer to Note 5(a) for the acquisition of Bigo.

12.  Investments (continued)

In 2020, the Group partially disposed of an investment without readily determinable fair values, with a consideration of US$20,000. In 2021, the Group disposed certain investments without readily determinable fair values, with a consideration of US$29,050 in total.

In 2021, the Group disposed of an equity investment accounted for using the equity method and reinvested on the investment by acquiring majority of equity interests of its overseas entity that became a subsidiary of the Group. Accordingly, the Group recorded an equity investment held by this subsidiary as equity investment without readily determinable fair values amounting to US$51,775 as of December 31, 2021.

In 2019, fair value gain of US$394,919 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29), which was mainly due to gain on the fair value change on the investment in Bigo before the Company’s acquisition of Bigo. Out of the fair value gain of US$394,919 for the year ended December 31, 2019, fair value gain of US$397,589 was realized and fair value loss of US$2,670 was unrealized. In 2020, fair value gain of US$14,543 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29).Out of the fair value gain of US$14,543 for the year ended December 31, 2020, fair value gain of US$15,498 was unrealized and fair value loss of US$955 was realized. In 2021, fair value gain of US$14,045 due to the observable price change, were recognized in gain on fair value changes of investments (Note 29). Out of the fair value gain of US$14,045 for the year ended December 31, 2021, fair value gain of US$1,339 was unrealized and fair value gain of US$12,706 was realized.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. In 2019, 2020 and 2021, based on the Group’s assessment, an impairment charge of US$8,870, US$6,186 and US$93,632 was recognized in general and administrative expenses, respectively, against the carrying value of the investments due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment plans.

(iv)	In 2020, the Group entered into convertible bond agreement to acquire a convertible bond issued by a private company with a total consideration of US$1,000. The Group recorded this investment as an available-for-sale debt investment which is measured at fair value since the convertible bond is redeemable at the Group’s option. In 2021, the Group has recognized full impairment against this convertible bond considering the recoverability of this convertible bond.